Expense Example	Jul. 09, 2025 USD ($)
DEFIANCE 2X DAILY LONG PURE QUANTUM ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	409
DEFIANCE HOT SAUCE DAILY 2X STRATEGY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
DEFIANCE MAGA SEVEN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189